UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-5853


                              HERITAGE INCOME TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600





Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2006
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------
                                          Heritage Income Trust - High Yield Bond Fund
                                                      Investment Portfolio
                                                          June 30, 2006
                                                           (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   % OF NET
                                                                                            AMOUNT        VALUE         ASSETS
                                                                                            ------        -----         ------

CORPORATE BONDS (a)
-------------------
DOMESTIC
--------
  ADVERTISING
  -----------
    Affinion Group, Inc., 144A, 10.125%, 10/15/13                                           225,000        226,125        0.4%
    Lamar Media Corporation, 6.625%, 08/15/15                                               130,000        120,250        0.2%
    R.H. Donnelley Corporation, 144A, 10.875%, 12/15/12                                     275,000        301,812        0.5%
    R.H. Donnelley Corporation, 144A, 6.875%, 01/15/13                                      125,000        115,000        0.2%
    R.H. Donnelley Corporation, 144A, 8.875%, 01/15/16                                      100,000        100,875        0.2%
                                                                                                    ---------------  ----------
                                                                                                           864,062        1.5%
  AEROSPACE/DEFENSE
  -----------------
    Alliant Techsystems Inc., 6.75%, 04/01/16                                               120,000        115,500        0.2%
    Argo-Tech Corp., 9.25%, 06/01/11                                                        375,000        386,250        0.6%
    DRS Technologies, Inc., 6.875%, 11/01/13                                                350,000        336,875        0.6%
    L-3 Communications Corporation, 7.625%, 06/15/12                                        250,000        253,750        0.4%
    MOOG Inc., 6.25%, 01/15/15                                                              350,000        329,000        0.5%
    Sequa Corporation, 9.0%, 08/01/09                                                       385,000        406,175        0.7%
    TransDigm Inc., 144A, 7.75%, 07/15/14                                                   180,000        179,100        0.3%
                                                                                                    ---------------  ----------
                                                                                                         2,006,650        3.3%
  AGRICULTURE
  -----------
    Hines Nurseries Inc., 10.25%, 10/01/11                                                  350,000        336,000        0.6%
                                                                                                    ---------------  ----------
  AIRLINES
  --------
    Continental Airlines, Inc., Series "D", 7.568%, 12/01/06                                190,000        189,518        0.3%
                                                                                                    ---------------  ----------
   APPAREL
  -------
    Levi Strauss & Company, 12.25%, 12/15/12                                                 65,000         71,825        0.1%
    Levi Strauss & Company, 9.75%, 01/15/15                                                 375,000        375,000        0.6%
                                                                                                    ---------------  ----------
                                                                                                           446,825        0.7%
  AUTO MANUFACTURERS
  ------------------
    Ford Motor Company, 7.45%, 07/16/31                                                   2,050,000      1,481,124        2.4%
    Ford Motor Company, 8.9%, 01/15/32                                                      100,000         79,750        0.1%
    General Motors Corporation, 8.25%, 07/15/23                                             200,000        157,500        0.3%
    General Motors Corporation, 8.375%, 07/15/33                                          1,000,000        805,000        1.3%
                                                                                                    ---------------  ----------
                                                                                                         2,523,374        4.1%
  AUTO PARTS & EQUIPMENT
  ----------------------
    Breed Technologies, Inc.,  9.25%, 04/15/08 (c) (d)*                                     500,000              0        0.0%
    Commercial Vehicle Group, Inc., 8.0%, 07/01/13                                           25,000         23,938        0.1%
    Keystone Automotive Operations Inc., 9.75%, 11/01/13                                    150,000        141,750        0.2%
    Visteon Corporation, 8.25%, 08/01/10                                                    325,000        303,874        0.5%
                                                                                                    ---------------  ----------
                                                                                                           469,562        0.8%
  BROADCASTING SERVICES/PROGRAMS
  ------------------------------
    XM Satellite Radio Holdings Inc., 144A, FRN 9.649%, 05/01/13                             65,000         59,638        0.1%
    XM Satellite Radio Holdings Inc., 144A, 9.75%, 05/01/14                                 210,000        192,150        0.3%
                                                                                                    ---------------  ----------
                                                                                                           251,788        0.4%
  BUILDING MATERIALS
  ------------------
    Associated Materials Inc., 9.75%, 04/15/12                                              140,000        139,300        0.2%
    Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (b), 03/01/14           350,000        210,875        0.3%
    Nortek, Inc., 8.5%, 09/01/14                                                            430,000        416,025        0.7%
    NTK Holdings, Inc., 0.0% to 09/01/09, 10.75% to maturity (b), 03/01/14                  120,000         86,850        0.1%
    U.S. Concrete, Inc., 144A, 8.375%, 04/01/14                                              35,000         35,350        0.1%
                                                                                                    ---------------  ----------
                                                                                                           888,400        1.4%
  CHEMICALS
  ---------
    Airgas Inc., MTN, 7.75%, 09/15/06                                                       250,000        250,624        0.4%
    Equistar Chemicals, LP and Equistar Funding Corporation, 10.625%, 05/01/11              150,000        161,062        0.3%
    Hercules Inc., 6.75%, 10/15/29                                                          250,000        236,250        0.4%
    Lyondell Chemical Company, 9.5%, 12/15/08                                                88,000         90,420        0.1%
    Millennium America Inc., 9.25%, 06/15/08                                                525,000        538,125        0.9%
                                                                                                    ---------------  ----------
                                                                                                         1,276,481        2.1%
  COAL
  ----
    International Coal Group, Inc., 144A, 10.25%, 07/15/14                                  150,000        149,812        0.2%
                                                                                                    ---------------  ----------
  COMMERCIAL SERVICES
  -------------------
    Allied Security Escrow Corporation, 11.375%, 07/15/11                                   325,000        315,250        0.5%
    Avis Budget Car Rental LLC, 144A, 7.625%, 05/15/14                                       40,000         38,800        0.1%
    Brand Services Inc., 12.0%, 10/15/12                                                    125,000        141,250        0.2%
    Cadmus Communications Corporation, 8.375%, 06/15/14                                     100,000         99,000        0.2%
    Education Management Corporation, 144A, 8.75%, 06/01/14                                 150,000        148,500        0.2%
    Hertz Corporation, 144A, 10.5%, 01/01/16                                                585,000        620,100        1.0%
    Iron Mountain Inc., 8.25%, 07/01/11                                                     200,000        200,000        0.3%
    Iron Mountain Inc., 8.625%, 04/01/13                                                    375,000        375,000        0.6%
    NationsRent Companies, Inc., 9.5%, 05/01/15                                              90,000         95,175        0.2%
                                                                                                    ---------------  ----------
                                                                                                         2,033,075        3.3%
  COMPUTERS
  ---------
    Activant Solutions Inc., 144A, 9.5%, 05/01/16                                           150,000        145,124        0.2%
    SunGard Data Systems Inc., 144A, 9.125%, 08/15/13                                       100,000        103,750        0.2%
    SunGard Data Systems Inc., 144A, 10.25%, 08/15/15                                       365,000        377,319        0.6%
                                                                                                    ---------------  ----------
                                                                                                           626,193        1.0%
  DIVERSIFIED MANUFACTURER
  ------------------------
    Blount Inc., 8.875%, 08/01/12                                                           200,000        199,000        0.3%

-------------------------------------------------------------------------------------------------------------------------------
                                          Heritage Income Trust - High Yield Bond Fund
                                                      Investment Portfolio
                                                          June 30, 2006
                                                           (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   % OF NET
                                                                                            AMOUNT        VALUE         ASSETS
                                                                                            ------        -----         ------


    Jacuzzi Brands, Inc., 9.625%, 07/01/10                                                  100,000        105,624        0.2%
    Koppers Inc., 9.875%, 10/15/13                                                          151,000        161,948        0.3%
    Nutro Products, Inc., 144A, FRN 9.23%, 10/15/13                                          35,000         35,656        0.1%
    Nutro Products, Inc., 144A, 10.75%, 04/15/14                                             75,000         77,156        0.1%
    Park-Ohio Industries, Inc., 8.375%, 11/15/14                                            225,000        198,000        0.3%
                                                                                                    ---------------  ----------
                                                                                                           777,384        1.3%
  ELECTRIC
  --------
    Calpine Generating Company, LLC and CalGen Finance Corporation, FRN 14.12%,
       04/01/11 (c)                                                                         175,000        183,312        0.3%
    Edison Mission Energy, 7.73%, 06/15/09                                                  700,000        707,000        1.2%
    Edison Mission Energy, 144A, 7.5%, 06/15/13                                              35,000         34,300        0.1%
    Edison Mission Energy, 144A, 7.75%, 06/15/16                                            200,000        196,500        0.3%
    Mirant Americas Generation, LLC, 9.125%, 05/01/31                                       275,000        266,750        0.4%
    NRG Energy, Inc., 7.25%, 02/01/14                                                       125,000        121,875        0.2%
    NRG Energy, Inc., 7.375%, 02/01/16                                                      600,000        585,000        1.0%
    Reliant Energy, Inc., 9.25%, 07/15/10                                                   245,000        245,000        0.4%
    The AES Corporation, 9.5%, 06/01/09                                                     325,000        344,500        0.6%
    The AES Corporation, 9.375%, 09/15/10                                                   250,000        267,500        0.4%
    The AES Corporation, 7.75%, 03/01/14                                                    340,000        341,700        0.5%
                                                                                                    ---------------  ----------
                                                                                                         3,293,437        5.4%
  ENTERTAINMENT
  -------------
    AMC Entertainment Inc., Series "B", 8.625%, 08/15/12                                     40,000         41,100        0.1%
    AMC Entertainment Inc., 11.0%, 02/01/16                                                 355,000        379,850        0.6%
    Choctaw Resort Development Enterprise, 144A, 7.25%, 11/15/19                            275,000        269,500        0.4%
    Herbst Gaming Inc., 8.125%, 06/01/12                                                    400,000        403,000        0.7%
    Pinnacle Entertainment Inc., 8.25%, 03/15/12                                            375,000        375,938        0.6%
    River Rock Entertainment Authority, 9.75%, 11/01/11                                      25,000         26,312        0.0%
    Scientific Games Corporation, 6.25%, 12/15/12                                           225,000        210,374        0.4%
                                                                                                    ---------------  ----------
                                                                                                         1,706,074        2.8%
  ENVIRONMENTAL CONTROL
  ---------------------
    Aleris International, Inc., 10.375%, 10/15/10                                           200,000        216,000        0.4%
    Allied Waste North America, Inc., Series "B", 7.375%, 04/15/14                          350,000        332,500        0.5%
    Allied Waste North America, Inc., 7.25%, 03/15/15                                       150,000        143,250        0.2%
    Safety-Kleen Services, Inc., 9.25%, 06/01/08 (c)*                                       500,000            500        0.0%
                                                                                                    ---------------  ----------
                                                                                                           692,250        1.1%
  FINANCIAL SERVICES
  ------------------
    Alamosa Delaware Inc., 11.0%, 07/31/10                                                  211,000        231,045        0.4%
    CCM Merger, Inc., 144A, 8.0%, 08/01/13                                                   65,000         61,425        0.1%
    CitiSteel USA, Inc., FRN 12.49%, 09/01/10                                                75,000         77,438        0.1%
    CitiSteel USA, Inc., 144A, 15.0%, 10/01/10                                               55,000         55,000        0.1%
    E*TRADE Financial Corporation, 7.875%, 12/01/15                                          65,000         66,625        0.1%
    Ford Motor Credit Company, 7.875%, 06/15/10                                             275,000        253,684        0.4%
    Ford Motor Credit Company, 144A, FRN 10.486%, 06/15/11                                  294,312        295,321        0.5%
    Ford Motor Credit Company, 7.0%, 10/01/13                                               260,000        223,766        0.4%
    General Motors Acceptance Corporation, 6.875%, 08/28/12                                 250,000        235,542        0.4%
    General Motors Acceptance Corporation, 8.0%, 11/01/31                                 1,525,000      1,465,754        2.4%
    Global Cash Access Holdings, Inc. and Global Cash Finance Corporation, 8.75%,
       03/15/12                                                                             244,000        257,115        0.4%
    H&E Finance Corporation and H&E Equipment Services, Inc., 11.13%, 06/15/12               20,000         22,086        0.0%
    Hexion U.S. Finance Corporation and Hexion Nova Scotia Finance, ULC, 9.0%,
       07/15/14                                                                             150,000        151,875        0.3%
    Hughes Network Systems, LLC, 144A, 9.5%, 04/15/14                                       135,000        132,300        0.2%
    Nebco Evans Holding Company, 12.375%, 07/15/07 (c) (d)*                                 700,000              0        0.0%
    Rainbow National Services LLC, 144A, 10.375%, 09/01/14                                  275,000        304,562        0.5%
    UCAR Finance Inc., 10.25%, 02/15/12                                                      20,000         21,100        0.0%
    Vanguard Health Holding Company II, LLC, 9.0%, 10/01/14                                 195,000        194,512        0.3%
                                                                                                    ---------------  ----------
                                                                                                         4,049,150        6.6%
  FOOD
  ----
    Del Monte Corporation, 8.625%, 12/15/12                                                 100,000        103,000        0.2%
    Dole Food Company Inc., 7.25%, 06/15/10                                                 350,000        313,250        0.5%
    Dole Food Company Inc., 8.875%, 03/15/11                                                 55,000         51,562        0.1%
                                                                                                    ---------------  ----------
                                                                                                           467,812        0.8%
  FOREST PRODUCTS & PAPER
  -----------------------
    Appleton Papers Inc., 8.125%, 06/15/11                                                  175,000        176,750        0.3%
    Appleton Papers Inc., Series "B", 9.75%, 06/15/14                                       200,000        202,000        0.3%
    NewPage Corporation, FRN 11.399%, 05/01/12                                               60,000         65,400        0.1%
    NewPage Corporation, 12.0%, 05/01/13                                                     80,000         82,800        0.2%
    P. H. Glatfelter Company, 144A, 7.125%, 05/01/16                                         65,000         64,163        0.1%
                                                                                                    ---------------  ----------
                                                                                                           591,113        1.0%
  HEALTHCARE SERVICES
  -------------------
    Ameripath Inc., 10.5%, 04/01/13                                                         325,000        340,844        0.6%
    Community Health Systems, Inc., 6.5%, 12/15/12                                          225,000        213,469        0.4%
    DaVita Inc., 7.25% 03/15/15                                                             380,000        364,800        0.6%
    Extendicare Health Services, Inc., 9.5%, 07/01/10                                       130,000        135,688        0.2%
    HCA Inc., 6.5%, 02/15/16                                                                675,000        624,123        1.0%
    IASIS Healthcare LLC and IASIS Capital Corporation, 8.75%, 06/15/14                     450,000        441,000        0.7%
    Psychiatric Solutions Inc., 10.625%, 06/15/13                                           133,000        144,970        0.2%
    Tenet Healthcare Corporation, 7.375%, 02/01/13                                          375,000        342,188        0.6%
    Tenet Healthcare Corporation, 9.875%, 07/01/14                                          200,000        200,000        0.3%

-------------------------------------------------------------------------------------------------------------------------------
                                          Heritage Income Trust - High Yield Bond Fund
                                                      Investment Portfolio
                                                          June 30, 2006
                                                           (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   % OF NET
                                                                                            AMOUNT        VALUE         ASSETS
                                                                                            ------        -----         ------



    Tenet Healthcare Corporation, 144A, 9.25%, 02/01/15                                     150,000        147,375        0.2%
    Tenet Healthcare Corporation, 6.875%, 11/15/31                                          230,000        184,000        0.3%
    Triad Hospitals Inc., 7.0%, 11/15/13                                                    100,000         97,250        0.2%
                                                                                                    ---------------  ----------
                                                                                                         3,235,707        5.3%
  HOME BUILDERS
  -------------
    Beazer Homes USA, Inc., 6.875%, 07/15/15                                                 25,000         22,750        0.0%
    Beazer Homes USA, Inc., 144A, 8.125%, 06/15/16                                          205,000        197,056        0.3%
    K. Hovnanian Enterprises, Inc., 6.25%, 01/15/16                                          80,000         69,400        0.1%
    K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17                                        400,000        397,000        0.7%
                                                                                                    ---------------  ----------
                                                                                                           686,206        1.1%
  HOME FURNISHINGS
  ----------------
    Norcraft Companies, L.P. and Norcraft Finance Corporation, 9.0%, 11/01/11                65,000         66,138        0.1%
    Norcraft Holdings LP and Norcraft Capital Corporation, 0.0% to 09/1/08,
       9.75% to maturity (b), 09/01/12                                                      115,000         93,150        0.2%
    Sealy Mattress Company, 8.25%, 06/15/14                                                 325,000        325,000        0.5%
    Simmons Bedding Company, 7.875%, 01/15/14                                               150,000        140,250        0.2%
                                                                                                    ---------------  ----------
                                                                                                           624,538        1.0%
  HOUSEHOLD PRODUCTS
  ------------------
    American Greetings Corporation, 7.375%, 06/01/16                                         25,000         25,125        0.1%
    Playtex Products Inc., 8.0%, 03/01/11                                                    70,000         72,450        0.1%
    Spectrum Brands, Inc., 8.5%, 10/01/13                                                   215,000        183,825        0.3%
                                                                                                    ---------------  ----------
                                                                                                           281,400        0.5%
  INSURANCE
  ---------
    Crum & Forster Holdings Corporation, 10.375%, 06/15/13                                  255,000        259,462        0.4%
                                                                                                    ---------------  ----------
  INTERNET
  --------
    FTD, Inc., 7.75%, 02/15/14                                                                165,000        162,525        0.3%
                                                                                                    ---------------  ----------
  IRON/STEEL
  ----------
    RathGibson, Inc., 144A, 11.25%, 02/15/14                                                155,000        159,650        0.3%
                                                                                                     ---------------  ----------
  LODGING
  -------
    Caesars Entertainment Inc., 7.875%, 03/15/10                                            375,000        389,062        0.6%
    Caesars Entertainment Inc., 7.0%, 04/15/13                                              400,000        407,136        0.7%
    Inn of the Mountain Gods Resort and Casino, 12.0%, 11/15/10                             175,000        185,938        0.3%
    Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12                             425,000        443,594        0.7%
    Station Casinos, Inc., 6.875%, 03/01/16                                                 300,000        279,750        0.5%
    Turning Stone Casino Resort Enterprise, 144A, 9.125%, 12/15/10                          400,000        404,000        0.7%
                                                                                                    ---------------  ----------
                                                                                                         2,109,480        3.5%
  MACHINERY
  ---------
    Terex Corporation, Series "B", 10.375%, 04/01/11                                        283,000        299,273        0.5%
                                                                                                    ---------------  ----------
  METAL FABRICATE/HARDWARE
  ------------------------
    Metals USA, Inc., 144A, 11.125%, 12/01/15                                               255,000        279,225        0.5%
    Mueller Group, Inc., 10.0%, 05/01/12                                                    375,000        403,125        0.6%
                                                                                                    ---------------  ----------
                                                                                                           682,350        1.1%
  OFFICE FURNISHINGS
  ------------------
    Interface Inc., 9.5%, 02/01/14                                                          275,000        283,938        0.5%
                                                                                                    ---------------  ----------
  OIL & GAS
  ---------
    Belden & Blake Corporation, 8.75%, 07/15/12                                             215,000        218,225        0.4%
    Chesapeake Energy Corporation, 7.625%, 07/15/13                                          15,000         15,094        0.0%
    Chesapeake Energy Corporation, 7.5%, 06/15/14                                           450,000        448,875        0.7%
    Chesapeake Energy Corporation, 6.625%, 01/15/16                                          50,000         46,500        0.1%
    Cimarex Energy Company and Magnum Hunter Resources, Inc., 9.6%, 03/15/12                520,000        549,900        0.9%
    EXCO Resources, Inc., 7.25%, 01/15/11                                                   190,000        182,400        0.3%
    Forest Oil Corporation, 8.0%, 12/15/11                                                  600,000        613,500        1.0%
    Mariner Energy, Inc., 144A, 7.5%, 04/15/13                                              115,000        110,688        0.2%
    Petrohawk Energy Corporation, 144A, 9.125%, 07/15/13                                    150,000        149,250        0.2%
    Plains Exploration & Production Company, Series "B", 8.75%, 07/01/12                     90,000         94,275        0.2%
    Pogo Producing Company, 144A, 7.875%, 05/01/13                                          180,000        180,450        0.3%
    Pride International, Inc., 7.375%, 07/15/14                                              35,000         35,175        0.1%
    Stone Energy Corporation, 8.25%, 12/15/11                                               325,000        328,250        0.5%
    Swift Energy Company, 9.375%, 05/01/12                                                  125,000        131,875        0.2%
    Whiting Petroleum Corporation, 7.0%, 02/01/14                                            55,000         51,975        0.1%
                                                                                                    ---------------  ----------
                                                                                                         3,156,432        5.2%
  OIL & GAS SERVICES
  ------------------
    Superior Energy Services Inc., 144A, 6.875%, 06/01/14                                    10,000          9,625        0.0%
                                                                                                    ---------------  ----------
  PACKAGING & CONTAINERS
  ----------------------
    Berry Plastics Corporation, 10.75%, 07/15/12                                            275,000        297,688        0.5%
    Graham Packaging Holdings Company, 9.875%, 10/15/14                                     295,000        292,050        0.5%
    Graphic Packaging International Corporation, 8.5%, 08/15/11                             325,000        324,188        0.5%
    Owens-Brockway Glass Container Inc., 7.75%, 05/15/11                                     25,000         25,188        0.0%
    Owens-Brockway Glass Container Inc., 8.75%, 11/15/12                                    145,000        150,981        0.2%
    Plastipak Holdings, Inc., 144A, 8.5%, 12/15/15                                          115,000        115,000        0.2%
    Pliant Corporation, 11.125%, 09/01/09 (c)                                                60,000         63,300        0.1%
    Radnor Holdings Corporation, 11.0%, 03/15/10                                            150,000         58,500        0.1%
    Tekni-Plex Inc., Series "B", 12.75%, 06/15/10                                            50,000         35,250        0.1%
                                                                                                    ---------------  ----------
                                                                                                         1,362,145        2.2%
  PHARMACEUTICALS
  ---------------
    Leiner Health Products Inc., 11.0%, 06/01/12                                            245,000        231,831        0.4%
                                                                                                    ---------------  ----------

-------------------------------------------------------------------------------------------------------------------------------
                                          Heritage Income Trust - High Yield Bond Fund
                                                      Investment Portfolio
                                                          June 30, 2006
                                                           (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   % OF NET
                                                                                            AMOUNT        VALUE         ASSETS
                                                                                            ------        -----         ------


  PIPELINES
  ---------
    Dynegy Holdings Inc., 7.125%, 05/15/18                                                1,250,000      1,093,750        1.8%
    Dynegy Holdings Inc., 7.625%, 10/15/26                                                  300,000        262,500        0.4%
    El Paso Corporation, 7.875%, 06/15/12                                                   375,000        381,562        0.6%
    El Paso Corporation, 7.8%, 08/01/31                                                     525,000        509,906        0.8%
    El Paso Corporation, 7.75%, 01/15/32                                                    725,000        705,969        1.2%
    The Williams Companies, Inc., 7.625%, 07/15/19                                          125,000        126,875        0.2%
    The Williams Companies, Inc., 7.875%, 09/01/21                                          750,000        761,250        1.3%
    The Williams Companies, Inc., 8.75%, 03/15/32                                           500,000        543,750        0.9%
                                                                                                    ---------------  ----------
                                                                                                         4,385,562        7.2%
  PRINTING & PUBLISHING
  ---------------------
    CBD Media Holdings LLC and CBD Holdings Finance Inc., 144A, 9.25%, 07/15/12             400,000        398,000        0.7%
    Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (b), 11/15/13                       325,000        273,812        0.4%
    Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (b), 11/15/13                       375,000        315,938        0.5%
    Dex Media West LLC and Dex Media West Finance Co., Series "B", 9.875%, 08/15/13         100,000        108,374        0.2%
    PRIMEDIA, Inc., 8.875%, 05/15/11                                                        200,000        192,000        0.3%
                                                                                                    ---------------  ----------
                                                                                                         1,288,124        2.1%
  REAL ESTATE
  -----------
    CB Richard Ellis Services Inc., 9.75%, 05/15/10                                         162,000        173,340        0.3%
    Forest City Enterprises, Inc., 7.625%, 06/01/15                                          10,000         10,075        0.0%
    Kimball Hall Inc., 10.5%, 12/15/12                                                      120,000        111,000        0.2%
                                                                                                    ---------------  ----------
                                                                                                           294,415        0.5%
  REITS
  -----
    Felcor Lodging LP, 8.5%, 06/01/11                                                       350,000        371,000        0.6%
    Host Marriott LP, Series "I", 9.5%, 01/15/07                                            200,000        205,000        0.3%
    Host Marriott LP, Series "O", 6.375%, 03/15/15                                          500,000        470,000        0.8%
    Omega Healthcare Investors Inc., 7.0%, 04/01/14                                         400,000        378,000        0.6%
    Ventas Realty, LP and Ventas Capital Corporation, 6.5%, 06/01/16                         50,000         47,938        0.1%
                                                                                                    ---------------  ----------
                                                                                                         1,471,938        2.4%
  RETAIL
  ------
    AutoNation, Inc., 144A, FRN 7.12%, 04/15/13                                              55,000         54,725        0.1%
    AutoNation, Inc., 144A, 7.0%, 04/15/14                                                   70,000         68,950        0.1%
    Blockbuster Inc., 9.0%, 09/01/12                                                        140,000        130,550        0.2%
    Brookstone Company, Inc., 144A, 12.0%, 10/15/12                                          50,000         44,000        0.1%
    Carrols Corporation, 9.0%, 01/15/13                                                     225,000        225,562        0.4%
    EPL Finance Corporation, 144A, 11.75%, 11/15/13                                          50,000         57,125        0.1%
    Inergy, L.P. and Inergy Finance Corporation, 8.25%, 03/01/16                            175,000        176,750        0.3%
    Suburban Propane Partners, L.P. and Suburban Energy Finance Corporation, 6.875%,
       12/15/13                                                                             170,000        158,950        0.3%
    The Neiman Marcus Group, Inc., 144A, 9.00%, 10/15/15                                     25,000         26,125        0.0%
    The Neiman Marcus Group, Inc., 144A, 10.375%, 10/15/15                                  255,000        270,938        0.4%
                                                                                                     ---------------  ----------
                                                                                                         1,213,675        2.0%
  SEMICONDUCTOR EQUIPMENT
  -----------------------
    Amkor Technology Inc., 10.5%, 05/01/09                                                   35,000         35,788        0.1%
    MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
       8.0%, 12/15/14                                                                       280,000        232,400        0.4%
                                                                                                    ---------------  ----------
                                                                                                           268,188        0.5%
  SOFTWARE
  --------
    UGS Capital Corporation II, 144A, FRN 10.38%, 06/01/11                                  215,000        212,850        0.3%
    UGS Corporation, 10.0%, 06/01/12                                                        115,000        123,625        0.2%
                                                                                                    ---------------  ----------
                                                                                                           336,475        0.5%
  TELECOMMUNICATIONS
  ------------------
    Centennial Cellular Operating Company LLC and Centennial Communications
       Corporation, 10.125%, 06/15/13                                                       450,000        473,625        0.8%
    Cincinnati Bell Inc., 8.375%, 01/15/14                                                   25,000         24,625        0.0%
    Cincinnati Bell Inc., 7.0%, 02/15/15                                                    215,000        202,638        0.3%
    Citizens Communications Company, 9.0%, 08/15/31                                         195,000        197,438        0.3%
    Hawaiian Telecom Communications, Inc., 12.5%, 05/01/15                                  165,000        172,838        0.3%
    Insight Midwest, LP and Insight Capital, Inc., 9.75%, 10/01/09                          425,000        433,500        0.7%
    Lucent Technologies Inc., 6.45%, 03/15/29                                               800,000        680,000        1.1%
    Nextel Communications, Inc., Series "E", 6.875%, 10/31/13                                50,000         50,293        0.1%
    Qwest Communications International, Inc., 7.5%, 02/15/14                                 45,000         43,875        0.1%
    Qwest Communications International Inc., Series "B", 7.5%, 02/15/14                     210,000        204,750        0.3%
    Qwest Corporation, 8.875%, 03/15/12                                                     375,000        395,625        0.7%
    Qwest Corporation, 7.5%, 06/15/23                                                        75,000         70,312        0.1%
    Qwest Corporation, 6.875%, 09/15/33                                                     445,000        384,925        0.6%
    Rural Cellular Corporation, 9.875%, 02/01/10                                            190,000        195,462        0.3%
    UbiquiTel Operating Company, 9.875%, 03/01/11                                           400,000        435,000        0.7%
    Windstream Corporation, 144A, 8.625%, 08/01/16                                          355,000        362,988        0.6%
    World Access, Inc., 13.25%, 01/15/08 (c)*                                               500,000         22,500        0.1%
    Zeus Special Subsidiary Ltd. & Intelsat, Ltd., 144A, 0.0% to 02/01/10,
       9.25% to maturity (b),  02/01/15                                                     225,000        155,250        0.3%
                                                                                                    ---------------  ----------
                                                                                                         4,505,644        7.4%
  TELEVISION, CABLE & RADIO
  -------------------------
    Charter Communications Holdings, LLC, 13.5%, 01/15/14                                   150,000         99,750        0.2%
    Charter Communications Holdings, LLC, 10.0%, 05/15/14                                   284,000        170,400        0.3%
    Charter Communications Holdings, LLC, 0.0% to 01/15/07, 12.125% to maturity (b),
       01/15/15                                                                             100,000         53,000        0.1%
    Charter Communications Holdings, LLC, 11.0%, 10/01/15                                   609,000        532,875        0.9%
    Charter Communications Holdings, LLC and Charter Communications Holdings Capital
          Corporation, 8.625%, 04/01/09                                                      90,000         69,300        0.1%
    Charter Communications Holdings, LLC and Charter Communications Holdings Capital
          Corporation, 10.75%, 10/01/09                                                      60,000         47,400        0.1%
    Charter Communications Holding Company LLC, 9.625%, 11/15/09                            110,000         84,700        0.1%

-------------------------------------------------------------------------------------------------------------------------------
                                          Heritage Income Trust - High Yield Bond Fund
                                                      Investment Portfolio
                                                          June 30, 2006
                                                           (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   % OF NET
                                                                                            AMOUNT        VALUE         ASSETS
                                                                                            ------        -----         ------



    Charter Communications Holdings II, LLC and Charter Communications Holdings II
       Capital Corporation, 10.25%, 09/15/10                                                140,000        140,350        0.2%
    CMP Susquehanna Corporation, 144A, 9.875%, 05/15/14                                      50,000         46,500        0.1%
    CSC Holdings Inc., 8.125%, 08/15/09                                                     300,000        305,250        0.5%
    Echostar DBS Corporation, 6.625%, 10/01/14                                              495,000        465,300        0.7%
    Echostar DBS Corporation, 144A, 7.125%, 02/01/16                                        200,000        192,500        0.3%
    LodgeNet Entertainment Corporation, 9.5%, 06/15/13                                      450,000        479,250        0.8%
    Mediacom Broadband LLC, 11.0%, 07/15/13                                                 450,000        475,312        0.8%
    Radio One Inc., Series "B", 8.875%, 07/01/11                                            275,000        284,969        0.5%
    Sinclair Broadcast Group, Inc., 8.0%, 03/15/12                                          300,000        304,500        0.5%
                                                                                                    ---------------  ----------
                                                                                                         3,751,356        6.2%
  TRANSPORTATION
  --------------
    Horizon Lines, LLC, 9.0%, 11/01/12                                                      118,000        119,770        0.2%
                                                                                                    ---------------  ----------
Total Domestic  (cost $57,082,633)                                                                      54,818,669       90.0%

FOREIGN (e)
-----------
  CHEMICALS
  ---------
    Methanex Corporation, 8.75%, 08/15/12                                                   300,000        322,125        0.5%
    Montell Finance Company BV & Basell Holdings NV, 144A, 8.10%, 03/15/27                   85,000         76,925        0.1%
    Rhodia SA, 7.625%, 06/01/10                                                             175,000        173,250        0.3%
    Rhodia SA, 10.25%, 06/01/10                                                             233,000        248,728        0.4%
    Rhodia SA, 8.875%, 06/01/11                                                              35,000         34,869        0.1%
                                                                                                    ---------------  ----------
                                                                                                           855,897        1.4%
  DIVERSIFIED MANUFACTURER
  ------------------------
    Invensys PLC, 144A, 9.875%, 03/15/11                                                    225,000        244,125        0.4%
                                                                                                    ---------------  ----------
  ELECTRIC
  --------
    AES China Generating Company, 8.25%, 06/26/10                                            90,000         89,030        0.2%
                                                                                                    ---------------  ----------
  FOREST PRODUCTS & PAPER
  -----------------------
    Abitibi-Consolidated Inc., 8.85%, 08/01/30                                              255,000        215,475        0.4%
    Norske Skog Canada Ltd., Series "D", 8.625%, 06/15/11                                   400,000        390,000        0.6%
                                                                                                    ---------------  ----------
                                                                                                           605,475        1.0%
  HOLDING COMPANIES
  -----------------
    JSG Funding PLC, 9.625%, 10/01/12                                                       410,000        422,300        0.7%
                                                                                                    ---------------  ----------
  OIL & GAS SERVICES
  ------------------
    Compagnie Generale de Geophysique, 144A, 7.5%, 05/15/15                                  40,000         39,100        0.1%
    Compagnie Generale de Geophysique, 7.5%, 05/15/15                                        15,000         14,662        0.0%
                                                                                                    ---------------  ----------
                                                                                                            53,762        0.1%
  PHARMACEUTICALS
  ---------------
    Angiotech Pharmaceuticals, Inc., 144A, 7.75%, 04/01/14                                   25,000         23,875        0.0%
    Herbalife Ltd. and WH Capital Corporation, 9.5%, 04/01/11                               300,000        328,500        0.5%
                                                                                                    ---------------  ----------
                                                                                                           352,375        0.5%
  TELECOMMUNICATIONS
  ------------------
    Intelsat Bermuda, Ltd., 144A, 9.25%, 06/15/16                                           225,000        232,312        0.4%
    Intelsat Bermuda, Ltd., 144A, 11.25%, 06/15/16                                          440,000        451,000        0.7%
    Intelsat, Ltd., 7.625%, 04/15/12                                                         25,000         20,625        0.0%
    Nordic Telephone Company Holding ApS, 144A, 8.875%, 05/01/16                            150,000        154,125        0.3%
    Rogers Wireless Inc., 8.0%, 12/15/12                                                     50,000         51,125        0.1%
                                                                                                    ---------------  ----------
                                                                                                           909,187        1.5%
  TELEVISION, CABLE & RADIO
  -------------------------
    Kabel Deutschland GmbH, 144A, 10.625%, 07/01/14                                          80,000         84,400        0.1%
    Rogers Cable Inc., 5.5% 03/15/14                                                        210,000        186,375        0.3%
                                                                                                    ---------------  ----------
                                                                                                           270,775        0.4%
  TRANSPORTATION
  --------------
    Transportaction Ferroviaria Mexicana, S.A. DE C.V., 10.25%, 06/15/07                     30,000         30,900        0.1%
    Transportaction Ferroviaria Mexicana, S.A. DE C.V., 9.375%, 05/01/12                    245,000        260,925        0.4%
    Transportaction Ferroviaria Mexicana, S.A. DE C.V., 12.5%, 06/15/12                      10,000         11,025        0.0%
                                                                                                     ---------------  ----------
                                                                                                            302,850       0.5%
                                                                                                     ---------------  ----------
Total Foreign (cost $4,132,855)                                                                           4,105,776       6.7%
                                                                                                     ---------------  ----------
Total Corporate Bonds (a) (cost $61,215,488)                                                             58,924,445      96.7%
                                                                                                     ---------------  ----------

CONVERTIBLE BONDS (a)
---------------------
  SEMICONDUCTORS
  --------------
    Amkor Technology, Inc., 2.5%, 05/15/11                                                  150,000        138,188        0.2%
                                                                                                    ---------------  ----------
  TELECOMMUNICATIONS
  ------------------
    American Tower Corporation, 5.0%, 02/15/10                                              125,000        124,219        0.2%
                                                                                                    ---------------  ----------
Total Convertible Bonds (a) (cost $220,030)                                                                262,407        0.4%

U.S. TREASURIES (a)
-------------------
    U.S. Treasury Notes, 4.875%, 05/31/11                                                   225,000        222,715        0.4%
                                                                                                    ---------------  ----------
Total U.S. Treasuries (a) (cost $223,874)                                                                  222,715        0.4%

MORTGAGE OBLIGATIONS (a)
------------------------
    Airplane Pass Through Trust, Series "D", 10.875%, 03/15/19 (c) (d)*                     493,850              0        0.0%
    Continental Airlines, Inc., Series "981C", 6.541%, 09/15/08                              55,810         52,880        0.1%
    Midwest Generation, LLC, 8.56%, 01/02/16                                                 93,448         98,120        0.2%
    The Federative Republic of Brazil, 8.0%, 01/15/18                                       120,000        126,600        0.2%
                                                                                                    ---------------  ----------
Total Mortgage Obligations (a) (cost $772,613)                                                             277,600        0.5%

-------------------------------------------------------------------------------------------------------------------------------
                                          Heritage Income Trust - High Yield Bond Fund
                                                      Investment Portfolio
                                                          June 30, 2006
                                                           (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   % OF NET
                                                                                            AMOUNT        VALUE         ASSETS
                                                                                            ------        -----         ------

WARRANTS, COMMON & PREFERRED STOCKS (a)
---------------------------------------
    American Tower Corporation, Class "A" (Common Stock)*                                     5,316        165,434        0.3%
    Applied Extrusion Technologies, Inc. (Common Stock) (d) (f)*                              8,658         51,948        0.1%
    Axiohm Transaction Solutions, Inc. (Common Stock) (d) (f)*                                4,056              0        0.0%
    Brown Jordan International, Inc., 08/15/07 (Warrants) (d)*                                  250              2        0.0%
    Chesapeake Energy Corporation, 6.25%, 6/15/09 (Convertible Preferred)                       258         66,569        0.1%
    ContinentalAFA Dispensing Company (Common Stock) (d) (f)*                                17,241         94,826        0.2%
    Home Interiors Private Placement (Common Stock) (d) (f)*                                735,946         73,595        0.1%
    Imperial Sugar Company (Common Stock)                                                       344          8,160        0.0%
    Leap Wireless International, Inc., 04/15/10  (Warrants) (d)*                                200              0        0.0%
    Mattress Discounters Corporation (Common Stock) (d)*                                      3,747              0        0.0%
    Mattress Discounters Corporation, 07/15/07  (Warrants) (d)*                                 250              0        0.0%
    TCR Holding Corporation, Class "B" (Preferred) (d)*                                         602              1        0.0%
    TCR Holding Corporation, Class "C" (Preferred) (d)*                                         331              0        0.0%
    TCR Holding Corporation, Class "D" (Preferred) (d)*                                         873              1        0.0%
    TCR Holding Corporation, Class "E" (Preferred) (d)*                                       1,807              2        0.0%
    UbiquiTel Inc., 04/15/10  (Warrants) (d)*                                                   375              4        0.0%
    World Access Inc. (Common Stock)*                                                         1,571              3        0.0%
                                                                                                    ---------------  ----------
Total Warrants, Common & Preferred Stocks (a) (cost $1,526,782)                                            460,545        0.8%
Total Investment Portfolio excluding repurchase
  agreement (cost $63,958,787)                                                                          60,147,712       98.8%
                                                                                                    ---------------  ----------

REPURCHASE AGREEMENT (a)
------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
June 30, 2006 @ 4.27% to be
repurchased at $808,288 on
July 3, 2006, collateralized by
$680,000 United States Treasury Notes,
4.0% due March 15, 2010, $175,000
United States Treasury Notes, 4.125%
due August 15, 2008, (market value
$836,670 including interest)
(cost $808,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                808,000        1.3%
                                                                                                    ---------------  ----------
TOTAL INVESTMENT PORTFOLIO (COST $64,766,787) (g)                                                       60,955,712      100.1%
OTHER ASSETS AND LIABILITIES, NET,                                                                         (41,768)      -0.1%
NET ASSETS                                                                                          ---------------  ----------
                                                                                                    $   60,913,944      100.0%
                                                                                                    ===============  ==========

--------
 *   Non-income producing security.

(a) Percentages indicated are based on net assets.
(b) Bonds reset to applicable coupon rate at a future date.
(c) Bond is in default.
(d) Securities are fair valued according to procedures adopted by the Board of Trustees.
(e) U.S. dollar denominated.
(f) Private Placement security.
(g) The aggregate identified cost for federal income tax net unrealized depreciation of $3,811,075 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,607,700 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $5,418,775.

144A - Securities purchased in a transaction exempt from registration pursuant to conditions of Rule 144A under the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

FRN - Floating rate notes reset their interest rate on a semiannual or quarterly basis.

MTN - Medium Term Note.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of HERITAGE INCOME TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE INCOME TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of HERITAGE INCOME TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              HERITAGE INCOME TRUST
Date:    August 24, 2006

                                              /s/ K. C. CLark
                                              ----------------------------------
                                              K.C. Clark
                                              Executive Vice President and
                                              Principal Executive Officer




         Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    August 24, 2006

                                              /s/ K. C. CLark
                                              ----------------------------------
                                              K.C. Clark
                                              Executive Vice President and
                                              Principal Executive Officer


Date:    August 24, 2006

                                              /s/ Andrea N. Mullins
                                              ----------------------------------
                                              Andrea N. Mullins
                                              Principal Financial Officer and
                                              Treasurer